UNIT-BASED AND NONCASH COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of activity

The following table presents phantom and restricted unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom and restricted units, January 1, 2014	283,682	$23.41
Phantom units granted	136,867	42.32
Phantom and restricted units vested	(61,917)	25.33
Phantom units forfeited	(22,430)	25.56
Nonvested phantom units, December 31, 2014	336,202	30.61
Phantom units granted	289,735	29.21
Phantom units vested	(229,497)	27.66
Phantom units forfeited	(16,529)	35.09
Nonvested phantom units, December 31, 2015	379,911	31.13
Phantom units granted	495,535	14.91
Phantom units vested	(178,953)	33.80
Phantom units forfeited	(4,538)	16.89
Nonvested phantom units, December 31, 2016	691,955	$19.59

Schedule of intrinsic values

The intrinsic value of phantom and restricted units that vested during the years ended December 31, follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Intrinsic value of vested LTIP awards	$2,957	$5,362	$2,631

Schedule of unit-based compensation recognized in general and administrative expense

Unit-based compensation recognized in general and administrative expense related to awards under the SMLP LTIP follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
SMLP LTIP unit-based compensation	$7,550	$6,174	$4,696